STOCK-BASED COMPENSATION - SCHEDULE OF CHANGES IN OUTSTANDING STOCK OPTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Balance at beginning of the period (in shares)	16,912
Granted (in shares)	21,100	5,600	400
Exercised (in shares)	(903)
Forfeited (in shares)	(2,268)
Expired (in shares)	0
Balance at end of the period (in shares)	34,832	16,912
Options exercisable (in shares)	10,061
Weighted Average Exercise Price
Balance at beginning of the period (in usd per share)	$ 9.59
Granted (in usd per share)	13.90
Exercised (in usd per share)	7.70
Forfeited (in usd per share)	12.35
Expired (in usd per share)	0.00
Balance at end of the period (in usd per share)	12.08	$ 9.59
Options exercisable (in usd per share)	$ 8.85
Weighted Average Remaining Contractual Term (In Years)
Weighted average contractual term at period end (in years)	8 years 1 month 6 days
Options exercisable (in years)	5 years 4 months 24 days
Aggregate Intrinsic Value
Aggregate intrinsic value at period end (in usd)	$ 65,456
Options exercisable (in usd)	$ 47,266